INVESTMENTS (Summary of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS [Abstract]
Equity method investments	$ 59,655	$ 54,947
Nonmarketable equity investments without readily determinable fair values	18,748	6,659
Nonmarketable equity investments with readily determinable fair values	83	0
Total investment securities	$ 78,486	$ 61,606